Business Combinations - D&I Pro Forma Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	$ 38,429	$ 52,148	$ 83,958	$ 102,111	$ 90,577	$ 186,069	$ 339,640	$ 386,547	$ 178,970
Net income (loss)	$ (10,758)	$ (52,353)	$ 10,357	$ 23,476	$ (63,111)	$ 33,833	$ 25,791	$ 123,920	60,044
D&I Silica, LLC
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues									234,022
Net income (loss)									$ 69,895
Common units - basic and diluted (In USD per share)									$ 2.37
Acquisition related expenses									$ (4,775)
Other general and administrative expenses									(117)
Interest expense on debt issued to fund acquisition									1,226
Depreciation and amortization expense									$ (8)
Increase in weighted average common units outstanding									696,467